Inventories - Schedule of Inventories (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Inventories [Abstract]
Finished products and merchandise	¥ 323,513	¥ 349,590
Work-in-process	552,200	522,667
Raw materials and supplies	341,636	337,612
Total	¥ 1,217,349	¥ 1,209,869